Lease Liabilities - Schedule of Future Minimum Lease Payments (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 02, 2019
Leases [Abstract]
2021	$ 19,994	$ 26,658
2022	15,551	15,551
Total future minimum lease payments	35,545	42,209
Less: amount representing interest	(2,787)	(3,702)
Present value of future payments	32,758	38,507		$ 68,516
Current portion	24,485	23,883	$ 22,000
Long term portion	$ 8,272	$ 14,624	$ 39,185